Taxes - Deferred income tax (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Taxes
Deferred tax assets	$ 7,673,912	$ 6,809,347
Deferred tax liabilities	(1,639,206)	(1,328,831)
Net deferred income tax	$ 6,034,706	$ 5,480,516